Reserves	12 Months Ended
Dec. 31, 2014
Reserves
Reserves

10.  Reserves

The following table provides reserve information of the Company’s major product lines at the dates shown:

	December 31, 2014				December 31, 2013
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$672	$2	$633	$1	$668	$2	$635	$1
FFG, LTC and other disposed businesses	207,348	3,854	29,099	3,003	142,337	2,646	23,117	2,102
Other	2,958	12	131	38	3,036	13	178	40
Short Duration Contracts:
Group term life	0	51	7,176	503	0	37	7,733	692
Group disability	0	134	63,087	3,007	0	103	69,823	3,612
Medical	0	2	672	23	0	2	1,007	33
Dental	0	175	34	368	0	134	43	465
Credit life and disability	0	48	148	499	0	58	333	724
Other	0	3	0	4	0	1	0	6
Total	$210,978	$4,281	$100,980	$7,446	$146,041	$2,996	$102,869	$7,675

The following table provides a roll forward of the Company’s product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability

Balance as of December 31, 2011, gross of reinsurance	$11,404	$88,945
Less: Reinsurance ceded and other (1)	(391)	(4,660)
Balance as of January 1, 2012, net of reinsurance	11,013	84,285
Incurred losses related to:
Current year	2,366	7,275
Prior year’s interest	418	3,806
Prior year(s)	(866)	(1,670)
Total incurred losses	1,918	9,411
Paid losses related to:
Current year	1,486	1,200
Prior year(s)	2,587	17,505
Total paid losses	4,073	18,705
Balance as of December 31, 2012, net of reinsurance	8,858	74,991
Plus: Reinsurance ceded and other (1)	173	4,670
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661
Less: Reinsurance ceded and other (1)	(173)	(4,670)
Balance as of January 1, 2013, net of reinsurance	8,858	74,991
Incurred losses related to:
Current year	1,976	8,438
Prior year’s interest	385	3,450
Prior year(s)	(621)	20
Total incurred losses	1,740	11,908
Paid losses related to:
Current year	1,133	1,467
Prior year(s)	1,190	16,344
Total paid losses	2,323	17,811
Balance as of December 31, 2013, net of reinsurance	8,275	69,088
Plus: Reinsurance ceded and other (1)	150	4,347
Balance as of December 31, 2013, gross of reinsurance	$8,425	$73,435
Less: Reinsurance ceded and other (1)	(150)	(4,347)
Balance as of January 1, 2014, net of reinsurance	8,275	69,088
Incurred losses related to:
Current year	1,977	7,014
Prior year’s interest	361	3,047
Prior year(s)	(323)	(1,765)
Total incurred losses	2,015	8,296
Paid losses related to:
Current year	1,484	1,761
Prior year(s)	1,258	13,857
Total paid losses	2,742	15,618
Balance as of December 31, 2014, net of reinsurance	7,548	61,766
Plus: Reinsurance ceded and other (1)	131	4,328
Balance as of December 31, 2014, gross of reinsurance	$7,679	$66,094

(1)

Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company’s short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability.  The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates. As shown in the table above, if the amounts listed on the line labeled “Incurred losses related to: Prior years” are negative (redundant) this means that the Company’s actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled “Incurred losses related to: Prior years” are positive (deficient) this means that the Company’s actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

Group term life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group disability case and IBNR reserves show redundancies in 2014 and 2012 due to actual claim recovery rates exceeding those assumed in prior year reserves. However, case and IBNR reserves show a small deficiency in 2013 due to actual claim recovery rates being less than those assumed in prior year reserves.  The relatively small size of the block can lead to volatile results year over year.

The Company’s group disability products include short and long-term disability coverage. Case and IBNR reserves for long-term disability claims have been discounted at 5.25% for claims incurred in 2010 and prior years, and between 4.25% and 4.75% for claims incurred after 2010. The amount of discounts deducted from outstanding reserves as of December 31, 2014 and 2013 are $18,195 and $21,348, respectively.

Long Duration Contracts

The Company’s long duration contracts are primarily comprised of life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

FFG and LTC

Reserves for business previously disposed of by FFG and LTC are included in the Company’s reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.

The Company recorded an out-of-period adjustment in 2012 in the amount of $411 ($267, net of tax) to properly reflect our reserves.  The Company did not consider the adjustment to be material to the 2012 or prior year financial statements.